FAIR VALUE MEASUREMENT (Tables)	0 Months Ended	6 Months Ended
	Jun. 30, 2010	Jun. 30, 2013
Fair Value Measurement Tables [Abstract]
Financial items carried at fair value
	June 30, 2013
	U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money market securities	$209	$-	$-	$209
Cash deposits and other	1,036	-	-	1,036
Marketable securities*:
Auction rate securities	-	-	17	17
Collateral debt obligations	-	-	1	1
Equity securities	74	-	-	74
Structured investment vehicles	-	91	-	91
Other	6	-	-	6
Derivatives **:
Liabilities derivatives - mainly options and forward contracts	-	(16)	-	(16)
Interest rate and cross-currency swaps (liabilities)	-	(259)	-	(259)
Asset derivatives - mainly options and forward contracts	-	37	-	37
Interest rate swaps (assets)	-	3	-	3
Contingent consideration in connection with Cephalon acquisition	-	-	(145)	(145)

Total	$1,325	$(144)	$(127)	$1,054

	December 31, 2012
	U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money market securities	$331	$-	$-	$331
Cash deposits and other	2,548	-	-	2,548
Marketable securities*:
Auction rate securities	-	-	32	32
Collateral debt obligations	-	-	1	1
Equity securities	72	-	-	72
Structured investment vehicles	-	100	-	100
Other - mainly debt securities	5	-	-	5
Derivatives **:
Liability derivatives - mainly options and forward contracts	-	(29)	-	(29)
Interest rate and cross-currency swaps (liabilities)	-	(109)	-	(109)
Asset derivatives - mainly options and forward contracts	-	20	-	20
Interest rate swaps (assets)	-	4	-	4
Contingent consideration in connection with Cephalon acquisition	-	-	(131)	(131)

Total	$2,956	$(14)	$(98)	$2,844

The fair value of the financial instruments that are measured on a basis other than fair value are presented in the below table:
	Estimated fair value*
	June 30,	December 31,
	2013	2012

	U.S. $ in millions

Senior notes included under long term liabilities	$(8,683)	$(10,494)
Senior notes and convertible senior debentures included under short term liabilities	(2,397)	(2,870)

Carrying value at the end of the period	$(11,080)	$(13,364)

* The fair value was estimated based on quoted market prices, where available.

Marketable Securities
The fair value, amortized cost and gross unrealized holding gains and losses of such securities are presented in the below table:
	Fair value	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses
	U.S. $ in millions

June 30, 2013	$398	$401	$23	$26
December 31, 2012	$541	$533	$27	$19

Activity for financial assets estimated utilizing Level 3 inputs
The following table summarizes the activity for those assets and liabilities where fair value measurements are estimated utilizing Level 3 inputs:
	June 30,	December 31,
	2013	2012

	U.S. $ in millions
Carrying value at the beginning of the period	$(98)	$(139)
Amount realized	(16)	(10)
Contingent consideration in connection with Cephalon acquisition	(14)	40
Net change to fair value:
Included in earnings - financial expense - net	1	4
Included in accumulated other comprehensive loss	-	7

Carrying value at the end of the period	$(127)	$(98)